SHAREHOLDERS' EQUITY - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 26, 2024	Feb. 28, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Share capital	R$ 9,235,546			R$ 9,235,546
Quantity of ordinary shares	1,324,117,615,000			1,361,263,584,000
Percentage of ordinary shares	100.00%			100.00%
SUZB3 common shares quoted (per share)	R$ 55.63			R$ 48.24
Controlling Shareholders
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	621,938,492,000			622,934,179,000
Percentage of ordinary shares	46.97%			45.76%
Suzano Holding
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	367,612,329,000			367,612,329,000
Percentage of ordinary shares	27.76%			27.01%
Controller
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	196,065,636,000			195,064,797,000
Percentage of ordinary shares	14.81%			14.33%
Management and related persons
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	32,105,783,000			34,102,309,000
Percentage of ordinary shares	2.42%			2.51%
Alden Fundo de Investimento em Acoes
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	26,154,744,000			26,154,744,000
Percentage of ordinary shares	1.98%			1.91%
Other shareholders
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	667,413,523,000			686,417,836,000
Percentage of ordinary shares	50.40%			50.43%
Share Capital
SHAREHOLDERS' EQUITY
Share capital	R$ 9,269,281
Public offering expenses	R$ 33,735
Share Capital | Ordinary shares [member]
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	1,324,117,615	1,304,117,615
Treasury shares
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	34,765,600,000		1,324,117,615	51,911,569,000
Percentage of ordinary shares	2.63%			3.81%